Credit Risk - Disclosure of Difference Between Maximum and Net Exposure to Credit Risk - IFRS 9 (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Collateral cash	£ (8,681)	£ (8,454)
Netting	(470)	(589)
Credit risk
Disclosure of credit risk exposure [line items]
Collateral cash	0	(100)
Collateral non-cash	(193,200)	(207,600)
Netting	(100)	(100)
Net carrying amount	95,300	91,500
Financial assets at fair value through profit loss | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	1,300	1,700
Collateral cash	(700)	(800)
Collateral non-cash	0	(0)
Netting	(400)	(500)
Net carrying amount	200	400
Derivative financial instruments | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	1,200	1,400
Collateral cash	(700)	(800)
Collateral non-cash	0	(0)
Netting	(400)	(500)
Net carrying amount	100	100
Other financial assets at FVTPL | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	100	300
Collateral cash	0	0
Collateral non-cash	0	0
Netting	0	0
Net carrying amount	£ 100	£ 300